Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 46.8	$ 50.9	$ 45.4
Tax benefit	17.3	18.8	16.7
Share-based compensation expense, net of tax benefit	29.5	32.1	28.7
Cash received upon the exercise of stock options and from employee stock purchases	5.5	7.3	9.4
(Write-off) excess tax benefits related to share-based compensation	(8.3)	(4.5)	8.3
Equity Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	46.1	50.9	45.4
Other Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0.7	$ 0.0	$ 0.0